Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,466	2,326,509
Financial assets measured at amortized cost	9,552,991	156,773	—	—
Hedging derivatives	58,009,661	2,230,787	9,275,919	57,480,749
Non-hedging derivatives	46,128	1,014,802	—	20,382
Total	67,736,634	3,530,216	11,602,385	59,827,640